Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 13,682		$ 13,682		$ 14,663	$ 14,210
Amortized cost	101,658		101,658		98,456	49,970
FVOCI Securities	37,879		37,879		$ 43,071	63,123
Interest income	95	$ 91	190	$ 187
Gains (losses) on financial assets at fair value through profit or loss that were designated	(1,111)	(572)	(1,354)	(337)
Realized gains from fair value through other comprehensive income securities	0	$ 0	0	$ 1
Debt securities [member]
Disclosure of financial assets [line items]
Allowance for credit losses of amortized cost	3		3			2
Allowance for credit losses of FVOCI securities	2		2			2
Mandatorily measured at fair value [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	3,937		3,937			3,038
Related to securities held by insurance subsidiaries [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 9,745		$ 9,745			$ 11,172